Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DAVIS NEW YORK VENTURE FUND INC
Entity Central Index Key	0000071701
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000039882 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Global Fund
Class Name	Class Y
Trading Symbol	DGFYX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Global Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Global Fund (Class Y)	$78	0.70%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 22.92%, versus a 22.64% return for the MSCI ACWI. The Fund invests principally in common stocks (including American Depositary Receipts) issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI
    Strongest performing sectors - Information Technology (+39%), Communication Services (+36%), and
    Financials (+25%)
    Weakest performing sectors - Health Care (+1%), Real Estate (+2%), and Consumer Staples (+4%)
Contributors to Performance
  Information Technology - significantly outperformed the Index sector (+78% vs +39%)
    Samsung Electronics (+80%) - largest individual contributor
    AppLovin (+136%) - new purchase during the period
    Applied Materials (+30%)
  Financials - outperformed the Index sector (+32% vs +25%) and overweight (average weighting 26% vs 17%)
    Danske Bank (+67%), Capital One Financial (+37%), and Ping An Insurance (+23%)
  Health Care - outperformed the Index sector (+15% vs +1%)
    CVS Health (+44%)
  Communication Services - outperformed the Index sector (+41% vs +36%) and overweight (average weighting 12% vs 8%)
    Alphabet (+64%)
  Individual holdings
    Prosus (+65%) and DiDi Global (+29%)
Detractors from Performance
  Consumer Discretionary - significantly underperformed the Index sector (+4% vs +22%)
    Meituan (-44%), Delivery Hero (-30%), and MGM Resorts (-13%) - three largest individual detractors
    PDD Holdings (-13%) - purchased and subsequently sold during the period
    Delivery Hero - no longer a Fund holding
  Significantly underweight in stronger performing Information Technology sector - (average weighting 7% vs 25%)
    Clear Secure (-30%) - no longer a Fund holding
  Overweight in weaker performing Health Care sector - (average weighting 12% vs 9%)
    Solventum (-5%) and Viatris (-6%)
  China holdings - significantly underperformed the Index China exposure (+6% vs +34%)
  Individual holdings
    Tyson Foods (-9%) and Teck Resources (-7%)
    Pinterest (-8%) - new purchase during the period

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $5,000,000 investment in the Fund and the MSCI ACWI over 10 fiscal years for an investment made on October 31, 2015.
GROWTH OF $5,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 10/31/25	1 Year	5 Years	10 Years
Davis Global Fund (Class Y)	22.92%	11.10%	10.68%
MSCI ACWI	22.64%	14.60%	11.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 938,500,000
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 4,600,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 10/31/25 (in millions)	$938.5
Total number of portfolio holdings as of 10/31/25	38
Portfolio turnover rate for the period	27%
Total advisory fees paid for the period (Net advisory fee after waiver) (in millions)	$4.6

Holdings [Text Block]	Top Sectors as of 10/31/25 Net Assets
Consumer Discretionary	24.14%
Financials	22.91%
Information Technology	11.95%
Health Care	10.53%
Industrials	10.00%

C000009526 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Global Fund
Class Name	Class C
Trading Symbol	DGFCX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Global Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Global Fund (Class C)	$193	1.74%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 21.66%, versus a 22.64% return for the MSCI ACWI. The Fund invests principally in common stocks (including American Depositary Receipts) issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI
    Strongest performing sectors - Information Technology (+39%), Communication Services (+36%), and
    Financials (+25%)
    Weakest performing sectors - Health Care (+1%), Real Estate (+2%), and Consumer Staples (+4%)
Detractors from Performance
  Consumer Discretionary - significantly underperformed the Index sector (+4% vs +22%)
    Meituan (-44%), Delivery Hero (-30%), and MGM Resorts (-13%) - three largest individual detractors
    PDD Holdings (-13%) - purchased and subsequently sold during the period
    Delivery Hero - no longer a Fund holding
  Significantly underweight in stronger performing Information Technology sector - (average weighting 7% vs 25%)
    Clear Secure (-30%) - no longer a Fund holding
  Overweight in weaker performing Health Care sector - (average weighting 12% vs 9%)
    Solventum (-5%) and Viatris (-6%)
  China holdings - significantly underperformed the Index China exposure (+6% vs +34%)
  Individual holdings
    Tyson Foods (-9%) and Teck Resources (-7%)
    Pinterest (-8%) - new purchase during the period
Contributors to Performance
  Information Technology - significantly outperformed the Index sector (+78% vs +39%)
    Samsung Electronics (+80%) - largest individual contributor
    AppLovin (+136%) - new purchase during the period
    Applied Materials (+30%)
  Financials - outperformed the Index sector (+32% vs +25%) and overweight (average weighting 26% vs 17%)
    Danske Bank (+67%), Capital One Financial (+37%), and Ping An Insurance (+23%)
  Health Care - outperformed the Index sector (+15% vs +1%)
    CVS Health (+44%)
  Communication Services - outperformed the Index sector (+41% vs +36%) and overweight (average weighting 12% vs 8%)
    Alphabet (+64%)
  Individual holdings
    Prosus (+65%) and DiDi Global (+29%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the MSCI ACWI over 10 fiscal years for an investment made on October 31, 2015.
GROWTH OF $10,000
*Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 10/31/25	1 Year	5 Years	10 Years
Davis Global Fund (Class C) — Without CDSC*	21.66%	9.96%	9.73%
Davis Global Fund (Class C) — With CDSC*,**	20.66%	9.96%	9.73%
MSCI ACWI	22.64%	14.60%	11.30%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 938,500,000
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 4,600,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 10/31/25 (in millions)	$938.5
Total number of portfolio holdings as of 10/31/25	38
Portfolio turnover rate for the period	27%
Total advisory fees paid for the period (Net advisory fee after waiver) (in millions)	$4.6

Holdings [Text Block]	Top Sectors as of 10/31/25 Net Assets
Consumer Discretionary	24.14%
Financials	22.91%
Information Technology	11.95%
Health Care	10.53%
Industrials	10.00%

C000009524 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Global Fund
Class Name	Class A
Trading Symbol	DGFAX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Global Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Global Fund (Class A)	$105	0.94%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund performed in line with the Morgan Stanley Capital International All Country World Index (“MSCI ACWI” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 22.62%, versus a 22.64% return for the MSCI ACWI. The Fund invests principally in common stocks (including American Depositary Receipts) issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI
    Strongest performing sectors - Information Technology (+39%), Communication Services (+36%), and
    Financials (+25%)
    Weakest performing sectors - Health Care (+1%), Real Estate (+2%), and Consumer Staples (+4%)
Detractors from Performance
  Consumer Discretionary - significantly underperformed the Index sector (+4% vs +22%)
    Meituan (-44%), Delivery Hero (-30%), and MGM Resorts (-13%) - three largest individual detractors
    PDD Holdings (-13%) - purchased and subsequently sold during the period
    Delivery Hero - no longer a Fund holding
  Significantly underweight in stronger performing Information Technology sector - (average weighting 7% vs 25%)
    Clear Secure (-30%) - no longer a Fund holding
  Overweight in weaker performing Health Care sector - (average weighting 12% vs 9%)
    Solventum (-5%) and Viatris (-6%)
  China holdings - significantly underperformed the Index China exposure (+6% vs +34%)
  Individual holdings
    Tyson Foods (-9%) and Teck Resources (-7%)
    Pinterest (-8%) - new purchase during the period
Contributors to Performance
  Information Technology - significantly outperformed the Index sector (+78% vs +39%)
    Samsung Electronics (+80%) - largest individual contributor
    AppLovin (+136%) - new purchase during the period
    Applied Materials (+30%)
  Financials - outperformed the Index sector (+32% vs +25%) and overweight (average weighting 26% vs 17%)
    Danske Bank (+67%), Capital One Financial (+37%), and Ping An Insurance (+23%)
  Health Care - outperformed the Index sector (+15% vs +1%)
    CVS Health (+44%)
  Communication Services - outperformed the Index sector (+41% vs +36%) and overweight (average weighting 12% vs 8%)
    Alphabet (+64%)
  Individual holdings
    Prosus (+65%) and DiDi Global (+29%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the MSCI ACWI over 10 fiscal years for an investment made on October 31, 2015.
GROWTH OF $10,000
*	Reflects 4.75% front-end sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 10/31/25	1 Year	5 Years	10 Years
Davis Global Fund (Class A) — Without sales charge	22.62%	10.85%	10.40%
Davis Global Fund (Class A) — With sales charge*	16.80%	9.78%	9.88%
MSCI ACWI	22.64%	14.60%	11.30%
*	Reflects 4.75% front-end sales charge.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 938,500,000
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 4,600,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 10/31/25 (in millions)	$938.5
Total number of portfolio holdings as of 10/31/25	38
Portfolio turnover rate for the period	27%
Total advisory fees paid for the period (Net advisory fee after waiver) (in millions)	$4.6

Holdings [Text Block]	Top Sectors as of 10/31/25 Net Assets
Consumer Discretionary	24.14%
Financials	22.91%
Information Technology	11.95%
Health Care	10.53%
Industrials	10.00%

C000039879 [Member]
Shareholder Report [Line Items]
Fund Name	Davis International Fund
Class Name	Class A
Trading Symbol	DILAX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis International Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis International Fund (Class A)	$111	1.01%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 20.67%, versus a 24.93% return for the MSCI ACWI ex USA. The Fund invests principally in common stocks (including American Depositary Receipts) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI ex USA
    Strongest performing sectors - Information Technology (+43%), Communication Services (+39%),
    and Financials (+35%)
    Weakest performing sectors - Health Care (less than 1%), Consumer Staples (+9%), and Real Estate (+10%)
Detractors from Performance
  Consumer Discretionary - underperformed the Index sector (+3% vs +16%) and overweight (average weighting 35% vs 11%)
    Meituan (-44%) and Delivery Hero (-40%) - two largest individual detractors
    JD.com (-16%), PDD Holdings (-13%), Misto Holdings (-1%), and Alibaba Group Holding (-8%)
    PDD Holdings, Misto Holdings, and Alibaba Group Holding - no longer Fund holdings
  Industrials - underperformed the Index sector (+21% vs +31%)
    Schneider Electric (-2%) - no longer a Fund holding
  China holdings - significantly underperformed the Index China exposure (-2% vs +34%)
  Individual holdings
    KE Holdings (-21%) and Teck Resources (-7%)
Contributors to Performance
  Information Technology - outperformed the Index sector (+69% vs +43%)
    Samsung Electronics (+80%) and Tokyo Electron (+48%)
  No exposure to Health Care or Consumer Staples, the two weakest performing sectors of the Index, respectively
  Overweight in stronger performing Financials sector - (average weighting 29% vs 25%)
    Danske Bank (+67%) - largest individual contributor
    Ping An Insurance (+23%) and AIA Group (+26%)
  Individual holdings
    Prosus (+65%), Naspers (+51%), DiDi Global (+29%), and Sea (+66%)
    NetEase (+60%) - new purchase during the period

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the MSCI ACWI ex USA over 10 fiscal years for an investment made on October 31, 2015.
GROWTH OF $10,000
*	Reflects 4.75% front-end sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 10/31/25	1 Year	5 Years	10 Years
Davis International Fund (Class A) — Without sales charge	20.67%	4.91%	6.45%
Davis International Fund (Class A) — With sales charge*	14.94%	3.90%	5.94%
MSCI ACWI ex USA	24.93%	11.18%	7.66%
*	Reflects 4.75% front-end sales charge.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 199,700,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 936,100
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 10/31/25 (in millions)	$199.7
Total number of portfolio holdings as of 10/31/25	29
Portfolio turnover rate for the period	21%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$936.1

Holdings [Text Block]	Top Sectors as of 10/31/25 Net Assets
Consumer Discretionary	32.83%
Financials	26.36%
Industrials	13.42%
Information Technology	13.34%
Materials	4.20%

Material Fund Change [Text Block]
How has the Fund changed?
Effective November 5, 2025, Davis International Fund’s investment objective is a fundamental policy and may not be changed without a vote of shareholders.

Effective November 7, 2025, Davis International Fund Class A acquired all of the net assets of Selected International Fund Class S.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Updated Prospectus Phone Number	1-800-279-0279
Updated Prospectus Email Address	dvsinvestor.services@dsaco.com
Updated Prospectus Web Address	davisfunds.com/resources/regulatory-documents
C000039881 [Member]
Shareholder Report [Line Items]
Fund Name	Davis International Fund
Class Name	Class C
Trading Symbol	DILCX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis International Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis International Fund (Class C)	$197	1.79%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 19.74%, versus a 24.93% return for the MSCI ACWI ex USA. The Fund invests principally in common stocks (including American Depositary Receipts) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI ex USA
    Strongest performing sectors - Information Technology (+43%), Communication Services (+39%),
    and Financials (+35%)
    Weakest performing sectors - Health Care (less than 1%), Consumer Staples (+9%), and Real Estate (+10%)
Detractors from Performance
  Consumer Discretionary - underperformed the Index sector (+3% vs +16%) and overweight (average weighting 35% vs 11%)
    Meituan (-44%) and Delivery Hero (-40%) - two largest individual detractors
    JD.com (-16%), PDD Holdings (-13%), Misto Holdings (-1%), and Alibaba Group Holding (-8%)
    PDD Holdings, Misto Holdings, and Alibaba Group Holding - no longer Fund holdings
  Industrials - underperformed the Index sector (+21% vs +31%)
    Schneider Electric (-2%) - no longer a Fund holding
  China holdings - significantly underperformed the Index China exposure (-2% vs +34%)
  Individual holdings
    KE Holdings (-21%) and Teck Resources (-7%)
Contributors to Performance
  Information Technology - outperformed the Index sector (+69% vs +43%)
    Samsung Electronics (+80%) and Tokyo Electron (+48%)
  No exposure to Health Care or Consumer Staples, the two weakest performing sectors of the Index, respectively
  Overweight in stronger performing Financials sector - (average weighting 29% vs 25%)
    Danske Bank (+67%) - largest individual contributor
    Ping An Insurance (+23%) and AIA Group (+26%)
  Individual holdings
    Prosus (+65%), Naspers (+51%), DiDi Global (+29%), and Sea (+66%)
    NetEase (+60%) - new purchase during the period

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the MSCI ACWI ex USA over 10 fiscal years for an investment made on October 31, 2015.
GROWTH OF $10,000
*Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 10/31/25	1 Year	5 Years	10 Years
Davis International Fund (Class C) — Without CDSC*	19.74%	4.11%	5.71%
Davis International Fund (Class C) — With CDSC*,**	18.74%	4.11%	5.71%
MSCI ACWI ex USA	24.93%	11.18%	7.66%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Net Assets	$ 199,700,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 936,100
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 10/31/25 (in millions)	$199.7
Total number of portfolio holdings as of 10/31/25	29
Portfolio turnover rate for the period	21%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$936.1

Holdings [Text Block]	Top Sectors as of 10/31/25 Net Assets
Consumer Discretionary	32.83%
Financials	26.36%
Industrials	13.42%
Information Technology	13.34%
Materials	4.20%

Material Fund Change [Text Block]
How has the Fund changed?
Effective November 5, 2025, Davis International Fund’s investment objective is a fundamental policy and may not be changed without a vote of shareholders.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Updated Prospectus Phone Number	1-800-279-0279
Updated Prospectus Email Address	dvsinvestor.services@dsaco.com
Updated Prospectus Web Address	davisfunds.com/resources/regulatory-documents
C000082064 [Member]
Shareholder Report [Line Items]
Fund Name	Davis International Fund
Class Name	Class Y
Trading Symbol	DILYX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis International Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis International Fund (Class Y)	$78	0.71%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 21.04%, versus a 24.93% return for the MSCI ACWI ex USA. The Fund invests principally in common stocks (including American Depositary Receipts) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI ex USA
    Strongest performing sectors - Information Technology (+43%), Communication Services (+39%),
    and Financials (+35%)
    Weakest performing sectors - Health Care (less than 1%), Consumer Staples (+9%), and Real Estate (+10%)
Detractors from Performance
  Consumer Discretionary - underperformed the Index sector (+3% vs +16%) and overweight (average weighting 35% vs 11%)
    Meituan (-44%) and Delivery Hero (-40%) - two largest individual detractors
    JD.com (-16%), PDD Holdings (-13%), Misto Holdings (-1%), and Alibaba Group Holding (-8%)
    PDD Holdings, Misto Holdings, and Alibaba Group Holding - no longer Fund holdings
  Industrials - underperformed the Index sector (+21% vs +31%)
    Schneider Electric (-2%) - no longer a Fund holding
  China holdings - significantly underperformed the Index China exposure (-2% vs +34%)
  Individual holdings
    KE Holdings (-21%) and Teck Resources (-7%)
Contributors to Performance
  Information Technology - outperformed the Index sector (+69% vs +43%)
    Samsung Electronics (+80%) and Tokyo Electron (+48%)
  No exposure to Health Care or Consumer Staples, the two weakest performing sectors of the Index, respectively
  Overweight in stronger performing Financials sector - (average weighting 29% vs 25%)
    Danske Bank (+67%) - largest individual contributor
    Ping An Insurance (+23%) and AIA Group (+26%)
  Individual holdings
    Prosus (+65%), Naspers (+51%), DiDi Global (+29%), and Sea (+66%)
    NetEase (+60%) - new purchase during the period

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $5,000,000 investment in the Fund and the MSCI ACWI ex USA over 10 fiscal years for an investment made on October 31, 2015.
GROWTH OF $5,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 10/31/25	1 Year	5 Years	10 Years
Davis International Fund (Class Y)	21.04%	5.20%	6.74%
MSCI ACWI ex USA	24.93%	11.18%	7.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Net Assets	$ 199,700,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 936,100
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 10/31/25 (in millions)	$199.7
Total number of portfolio holdings as of 10/31/25	29
Portfolio turnover rate for the period	21%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$936.1

Holdings [Text Block]	Top Sectors as of 10/31/25 Net Assets
Consumer Discretionary	32.83%
Financials	26.36%
Industrials	13.42%
Information Technology	13.34%
Materials	4.20%

Material Fund Change [Text Block]
How has the Fund changed?
Effective November 5, 2025, Davis International Fund’s investment objective is a fundamental policy and may not be changed without a vote of shareholders.

Effective November 7, 2025, Davis International Fund Class Y acquired all of the net assets of Selected International Fund Class D.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Updated Prospectus Phone Number	1-800-279-0279
Updated Prospectus Email Address	dvsinvestor.services@dsaco.com
Updated Prospectus Web Address	davisfunds.com/resources/regulatory-documents